Postretirement Plans - Schedule of Benefit Payments Expected to be Paid (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($)	Mar. 30, 2018	Dec. 31, 2017
Pension Plan | Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
2018	$ 22,425,000	$ 0
2019	22,651,000
2020	22,906,000
2021	23,202,000
2022	23,503,000
Years 2023 ‑ 2027	132,951,000
Pension Plan | Nonqualified Plan
Defined Benefit Plan Disclosure [Line Items]
2018	412,000
2019	429,000
2020	466,000
2021	505,000
2022	574,000
Years 2023 ‑ 2027	2,850,000
Medical Plan
Defined Benefit Plan Disclosure [Line Items]
2018	395,000
2019	414,000
2020	424,000
2021	425,000
2022	440,000
Years 2023 ‑ 2027	$ 2,275,000